Borrowings - Summary of Detailed Composition of Capital Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 12,061	€ 13,635
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,774	2,280
Capital funding [member] | EUR 500 million unsecured notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.00%
Coupon date	August 30
Borrowings issued year	2017
Borrowings maturity year	2018
Borrowings		500
Capital funding [member] | EUR 75 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	4.625%
Coupon date	December 9
Borrowings issued year	2004
Borrowings maturity year	2019
Borrowings	€ 78	82
Capital funding [member] | USD 500 Million Senior Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	5.75%
Coupon date	Semi-annually
Borrowings issued year	2005
Borrowings maturity year	2020
Borrowings	€ 457	455
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	1.00%
Coupon date	December 8
Borrowings issued year	2016
Borrowings maturity year	2023
Borrowings	€ 496	495
Capital funding [member] | GBP 250 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.125%
Coupon date	December 15
Borrowings issued year	1999
Borrowings maturity year	2031
Borrowings	€ 277	279
Capital funding [member] | GBP 400 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.625%
Coupon date	Semi-annually
Borrowings issued year	2009
Borrowings maturity year	2039
Borrowings	€ 440	445
Capital funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 26	€ 24